Property, plant and equipment - Disclosure of Reconciliation of Changes in Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 5,681
Property, plant and equipment at end of period	4,198	SFr 5,681
Property, plant and equipment | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,672
Property, plant and equipment at end of period	1,344	1,672
Property, plant and equipment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23
Property, plant and equipment at end of period	119	23
Property, plant and equipment | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	186
Property, plant and equipment at end of period	206	186
Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	199
Property, plant and equipment at end of period	128	199
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,601
Property, plant and equipment at end of period	2,401	3,601
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,023	21,932
Additions	705	575
Disposals	(265)	(484)
Property, plant and equipment at end of period	22,463	22,023
Cost | Property, plant and equipment | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,740	9,646
Additions	356	397
Disposals	(94)	(303)
Property, plant and equipment at end of period	10,002	9,740
Cost | Property, plant and equipment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	723	731
Additions	145	6
Disposals	(104)	(14)
Property, plant and equipment at end of period	764	723
Cost | Property, plant and equipment | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,311	1,315
Additions	204	163
Disposals	(67)	(167)
Property, plant and equipment at end of period	1,448	1,311
Cost | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	633	624
Additions	0	9
Disposals	0	0
Property, plant and equipment at end of period	633	633
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,616	9,616
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	9,616	9,616
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(16,342)	(14,697)
Depreciation charge for the year	(2,188)	(2,128)
Disposals	265	484
Property, plant and equipment at end of period	(18,265)	(16,342)
Accumulated depreciation | Property, plant and equipment | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(8,068)	(7,660)
Depreciation charge for the year	(684)	(711)
Disposals	94	303
Property, plant and equipment at end of period	(8,658)	(8,068)
Accumulated depreciation | Property, plant and equipment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(700)	(687)
Depreciation charge for the year	(49)	(27)
Disposals	104	14
Property, plant and equipment at end of period	(645)	(700)
Accumulated depreciation | Property, plant and equipment | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,125)	(1,172)
Depreciation charge for the year	(184)	(120)
Disposals	67	167
Property, plant and equipment at end of period	(1,242)	(1,125)
Accumulated depreciation | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(364)
Depreciation charge for the year	(70)	(70)
Disposals	0	0
Property, plant and equipment at end of period	(504)	(434)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,015)	(4,815)
Depreciation charge for the year	(1,200)	(1,200)
Disposals	0	0
Property, plant and equipment at end of period	SFr (7,215)	SFr (6,015)